Dividends (Details Textual)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of dividends [Line Items]
Applicable tax rate	28.00%	28.00%	28.00%	28.00%
Australian franking credits [Member]
Disclosure of dividends [Line Items]
Tax rate effect of foreign tax rates		30.00%
New Zealand imputation credits [Member]
Disclosure of dividends [Line Items]
Applicable tax rate		28.00%